Financial Risk Management - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Post tax profit loss if interest rate changed by 100 basis points	$ 635,007	$ 1,069,895
Undrawn borrowing facilities	$ 1,447,844